UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA Pennsylvania Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


CMA Pennsylvania Municipal Money Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Pennsylvania - 100.2%   $   3,760    ABN AMRO Munitops Certificates Trust, Pennsylvania, GO, VRDN, Series
                                     2001-18, 3.54% due 10/01/2009 (c)(d)                                             $     3,760

                           11,884    ABN AMRO Munitops Certificates Trust, Pennsylvania, VRDN, Series 1999-16,
                                     3.53% due 3/07/2007 (b)(d)                                                            11,884

                            9,995    ABN AMRO Munitops Certificates Trust, Pennsylvania, VRDN, Series 2002-2,
                                     2.89% due 6/21/2006 (d)(e)                                                             9,995

                            5,055    Allegheny County, Pennsylvania, Hospital Development Authority, Hospital
                                     Revenue Bonds (Children's Institute of Pittsburgh Project), VRDN, Series A,
                                     3.53% due 6/01/2035 (d)                                                                5,055

                            4,010    Allegheny County, Pennsylvania, Hospital Development Authority Revenue
                                     Bonds (Presbyterian University Hospital), ACES, VRDN, Series B-3, 3.57%
                                     due 3/01/2018 (d)                                                                      4,010

                           10,000    Allegheny County, Pennsylvania, Hospital Development Authority, Revenue
                                     Refunding Bonds (University of Pittsburgh Medical Center), VRDN, Series B-1,
                                     3.50% due 12/01/2016 (d)                                                              10,000

                            4,155    Allegheny County, Pennsylvania, IDA Revenue Bonds (Animal Friends Inc. Project),
                                     VRDN, 4% due 7/01/2025 (d)                                                             4,180


Portfolio Abbreviations


To simplify the listings of CMA Pennsylvania Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


ACES (SM) Adjustable Convertible Extendible Securities
AMT       Alternative Minimum Tax (subject to)
CP        Commercial Paper
EDR       Economic Development Revenue Bonds
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
MERLOTS   Municipal Exempt Receipts Liquidity Optional Tenders
MPUT      Mandatory Put
MSTR      Municipal Securities Trust Receipts
PUTTERS   Puttable Tax-Exempt Receipts
ROCS      Reset Option Certificates
S/F       Single-Family
TRAN      Tax Revenue Anticipation Notes
VRDN      Variable Rate Demand Notes


CMA Pennsylvania Municipal Money Fund

Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Pennsylvania            $   4,500    Allegheny County, Pennsylvania, IDA, Revenue Bonds (Western Pennsylvania
(concluded)                          School for the Blind), VRDN, 2.75% due 7/01/2006 (d)                             $     4,500

                            7,500    Allegheny County, Pennsylvania, IDA, Revenue Refunding Bonds, MERLOTS, VRDN,
                                     Series A-48, 3.54% due 9/01/2011 (a)(d)                                                7,500

                            2,000    Allegheny County, Pennsylvania, IDR (Residential Rental Development), VRDN,
                                     AMT, Series A, 3.57% due 7/01/2026 (d)                                                 2,000

                            3,900    Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage
                                     Revenue Bonds, VRDN, AMT, Series PP, 3.60% due 11/01/2035 (d)(h)                       3,900

                            5,850    Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage
                                     Revenue Bonds, VRDN, AMT, Series SS, 3.57% due 5/01/2036 (d)(f)                        5,850

                            1,010    Beaver County, Pennsylvania, IDA, IDR (Warehouse Real Estate), VRDN, AMT,
                                     Series A, 3.65% due 8/01/2008 (d)                                                      1,010

                              355    Berks County, Pennsylvania, IDA, Manufacturing Facilities Revenue Bonds (Berks
                                     Products Corporation), VRDN, AMT, 3.62% due 8/01/2006 (d)                                355

                            1,000    Berks County, Pennsylvania, IDA, Manufacturing Facilities Revenue Bonds (Ram
                                     Industries Inc. Project), VRDN, AMT, 3.60% due 12/01/2011 (d)                          1,000

                            2,000    Bethel Park, Pennsylvania, GO, TRAN, 4.50% due 12/29/2006                              2,019

                            5,150    Blair County, Pennsylvania, IDA, Revenue Bonds (NPC Inc. Project), VRDN, AMT,
                                     3.65% due 9/01/2017 (d)                                                                5,150

                            2,685    Bradford County, Pennsylvania, IDA, EDR (Towanda Printing Company), VRDN, AMT,
                                     3.65% due 9/01/2016 (d)                                                                2,685

                            2,340    Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc. Project),
                                     VRDN, AMT, 3.67% due 2/01/2015 (d)                                                     2,340

                              865    Bucks County, Pennsylvania, GO, 4% due 6/01/2006 (d)                                     869

                            3,240    Bucks County, Pennsylvania, IDA, Revenue Bonds (Bracalentes Manufacturing Company
                                     Inc. Project), VRDN, AMT, 3.67% due 6/01/2016 (d)                                      3,240

                            4,500    Bucks County, Pennsylvania, IDA, Revenue Bonds (Harsco Corporation Project),
                                     VRDN, AMT, 3.67% due 8/01/2011 (d)                                                     4,500

                            3,590    Bucks County, Pennsylvania, IDA, Revenue Bonds (L&P Properties LP Project), AMT,
                                     VRDN, Series A, 3.77% due 6/01/2014 (d)                                                3,590

                              510    Bucks County, Pennsylvania, IDA, Revenue Bonds (Specialty Ring Products Inc.),
                                     VRDN, AMT, 3.67% due 10/01/2009 (d)                                                      510

                            4,800    Butler County, Pennsylvania, IDA, Revenue Bonds (Concordia Lutheran Ministers),
                                     VRDN, Series C, 3.51% due 10/01/2030 (d)(g)                                            4,800

                            1,700    Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN, AMT,
                                     3.66% due 9/01/2015 (d)                                                                1,700

                            1,995    Carlisle, Pennsylvania, Area School District, GO, Refunding, PUTTERS, VRDN,
                                     Series 644, 3.55% due 9/01/2010 (b)(d)                                                 1,995

                            2,500    Cheltenham Township, Pennsylvania, GO, TRAN, 4.50% due 12/29/2006                      2,526

                            2,340    Chester County, Pennsylvania, IDA, Revenue Bonds (The Hankin Group), VRDN, AMT,
                                     Series A, 3.67% due 12/01/2020 (d)                                                     2,340

                            2,550    Chester County, Pennsylvania, IDA, Revenue Bonds (West Vincent Association),
                                     VRDN, AMT, Series B, 3.67% due 12/01/2020 (d)                                          2,550

                            1,755    Chester County, Pennsylvania, School Authority, School Lease Revenue Bonds,
                                     PUTTERS, VRDN, Series 1123, 3.55% due 10/01/2013 (a)(d)                                1,755

                            1,070    Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN, AMT, Series A,
                                     3.70% due 11/01/2017 (d)                                                               1,070

                            1,500    Cumberland County, Pennsylvania, Municipal Authority Revenue Bonds (Presbyterian
                                     Homes Project), MPUT, Series B, 4.25% due 12/01/2006 (d)(g)                            1,511

                            2,540    Dauphin County, Pennsylvania, IDA, Revenue Bonds (Interconnection System Project),
                                     VRDN, AMT, 3.57% due 1/01/2014 (d)                                                     2,540

                            5,000    Eagle Tax-Exempt Trust, Delaware Valley Regional Finance Authority, Pennsylvania,
                                     Local Government Revenue Bonds, VRDN, Series 2004-0026, Class A, 3.55% due
                                     8/01/2028 (a)(d)                                                                       5,000

                           10,000    Eagle Tax-Exempt Trust, Delaware Valley Regional Finance Authority, Pennsylvania,
                                     Local Government Revenue Bonds, VRDN, Series 2005-0086, Class A, 3.55% due
                                     8/01/2028 (a)(d)                                                                      10,000

                            5,750    Eagle Tax-Exempt Trust, Pennsylvania State, GO, VRDN, Refunding, Series 2004-0043,
                                     Class A, 3.55% due 9/01/2016 (d)                                                       5,750

                            5,000    Erie County, Pennsylvania, GO, TRAN, 4.25% due 12/15/2006                              5,040

                              470    Erie County, Pennsylvania, Industrial Development (Reed Manufacturing Corp.
                                     Project), VRDN, AMT, 3.75% due 6/01/2006 (d)                                             470

                            8,200    Geisinger Health System, Pennsylvania, Revenue Refunding Bonds, VRDN, Series B,
                                     3.43% due 8/01/2022 (d)                                                                8,200

                            1,200    Geisinger, Pennsylvania, Health System Authority Revenue Bonds (Geisinger Health
                                     System), VRDN, 3.51% due 11/15/2032 (d)                                                1,200

                            1,465    Greene County, Pennsylvania, IDA, Revenue Bonds (Manufacturing Facilities-Kyowa
                                     America), VRDN, AMT, Series D, 3.70% due 7/01/2014 (d)                                 1,465

                            5,430    Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility Revenue
                                     Bonds (John XXIII Home Project), VRDN, 3.60% due 2/01/2030 (d)                         5,430

                            2,510    Hampden, Pennsylvania, IDA, Revenue Refunding Bonds (Pennsylvania Pipe Inc.),
                                     VRDN, AMT, 3.67% due 12/01/2014 (d)                                                    2,510

                              725    Jackson Township, Pennsylvania, IDA, Revenue Bonds (I Auman Machine Company Inc.
                                     Project), VRDN, AMT, 3.67% due 6/01/2008 (d)                                             725

                            4,305    Jackson Township, Pennsylvania, IDA, Revenue Bonds (V&S Lebanon Galvanizing
                                     Project), VRDN, AMT, 3.68% due 4/01/2021 (d)                                           4,305

                            6,390    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 3.55% due
                                     9/15/2020 (d)                                                                          6,390

                            4,000    Lackawanna County, Pennsylvania, GO, Refunding, VRDN, Series B, 3.53% due
                                     10/15/2029 (d)(e)                                                                      4,000

                            1,400    Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project), VRDN, AMT,
                                     3.65% due 6/01/2026 (d)                                                                1,400

                            9,575    Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue
                                     Refunding Bonds (Brethren Village), VRDN, 3.56% due 6/15/2020 (d)                      9,575

                            1,200    Lancaster, Pennsylvania, IDA, IDR (Buck Company Project), VRDN, AMT, 3.62%
                                     due 2/01/2010 (d)                                                                      1,200

                            8,715    Lancaster, Pennsylvania, IDA, Revenue Bonds (Garden Spot Village Project), VRDN,
                                     3.53% due 5/01/2031 (d)                                                                8,715

                            3,000    Lancaster, Pennsylvania, IDA, Revenue Bonds (Student Lodgining, Inc. Project),
                                     VRDN, 3.66% due 12/01/2026 (d)                                                         3,000

                            3,100    Langhorne Manor Boro, Pennsylvania, Higher Education and Health Authority,
                                     Retirement Revenue Refunding Bonds (Wesley Enhanced Living), VRDN, Series B,
                                     3.45% due 10/01/2032 (d)(g)                                                            3,100

                            2,555    Lehigh County, Pennsylvania, IDA, Revenue Bonds (New Columbia Joist Company),
                                     VRDN, AMT, Series B, 3.62% due 11/01/2022 (d)                                          2,555

                            2,000    Ligonier Valley, Pennsylvania, School District, Revenue Bonds, TRAN, 3.75% due
                                     6/30/2006                                                                              2,009

                              410    Luzerne County, Pennsylvania, IDA, Revenue Bonds (Diamond Manufacturing Company),
                                     VRDN, 3.67% due 5/01/2006 (d)                                                            410

                            3,470    Luzerne County, Pennsylvania, IDA, Revenue Bonds (Nardone Brothers Baking Project),
                                     VRDN, AMT, 3.62% due 3/01/2019 (d)                                                     3,470

                            2,975    Marple Newtown, Pennsylvania, School District, TRAN, 3.50% due 6/30/2006               2,985

                            1,435    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Big Little Association
                                     Project), VRDN, Series A, 3.67% due 2/01/2019 (d)                                      1,435

                            2,985    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Edmund Optical Manufacturing
                                     LLC Project), VRDN, AMT, 3.67% due 4/01/2016 (d)                                       2,985

                              985    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Girl Scouts of Southeastern
                                     Pennsylvania), VRDN, 3.62% due 2/01/2025 (d)                                             985

                            1,115    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Independent Support System
                                     Project), VRDN, 3.62% due 3/01/2016 (d)                                                1,115

                              435    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Jadko Project), VRDN, AMT,
                                     Series A, 3.67% due 6/01/2020 (d)                                                        435

                            2,065    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Valley Forge Baptist), VRDN,
                                     3.62% due 9/01/2023 (d)                                                                2,065

                            4,425    Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19,
                                     3.54% due 2/15/2027 (b)(d)                                                             4,425

                            6,520    Municipal Securities Trust Certificates, Pennsylvania, GO, Refunding, VRDN,
                                     Series 2000-110, Class A, 3.53% due 8/17/2010 (d)                                      6,520

                            6,000    Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN, Series
                                     2001-121, Class A, 3.58% due 12/22/2009 (c)(d)                                         6,000

                            4,600    North Wales, Pennsylvania, Water Authority Revenue Notes (Rural Water Projects),
                                     4% due 10/01/2006                                                                      4,632

                            3,215    Northampton County, Pennsylvania, IDA, Revenue Bonds (DG Properties Inc. Project),
                                     VRDN, AMT, 3.67% due 7/01/2021 (d)                                                     3,215

                            2,090    Northampton County, Pennsylvania, IDA, Revenue Bonds (Nicos Polymers & Grinding),
                                     VRDN, AMT, 3.67% due 2/01/2020 (d)                                                     2,090

                            1,700    Northampton County, Pennsylvania, IDA, Revenue Bonds (Reale Association Project),
                                     VRDN, AMT, 3.62% due 4/01/2012 (d)                                                     1,700

                            2,490    Northumberland County, Pennsylvania, IDA, Revenue Bonds (Butter Krust Baking
                                     Company Project), VRDN, AMT, 3.67% due 5/01/2011 (d)                                   2,490

                              200    Pennsylvania Economic Development Financing Authority, Development Revenue
                                     Bonds (Donald R. Kleine Living Trust), VRDN, AMT, Series A4, 3.60% due
                                     4/01/2011 (d)                                                                            200

                              800    Pennsylvania Economic Development Financing Authority, EDR (The Herr Group),
                                     VRDN, Series H7, 3.60% due 12/01/2021 (d)                                                800

                              500    Pennsylvania Economic Development Financing Authority, EDR (Joseph B. Pigliacampo),
                                     VRDN, AMT, Series B7, 3.60% due 5/01/2010 (d)                                            500

                              375    Pennsylvania Economic Development Financing Authority, EDR (L.B. Foster Company),
                                     VRDN, AMT, Series A2, 3.60% due 4/01/2021 (d)                                            375

                              825    Pennsylvania Economic Development Financing Authority, EDR (Moshannon Valley
                                     Economic Development Project), VRDN, AMT, Series A1, 3.60% due 4/01/2017 (d)             825

                            1,200    Pennsylvania Economic Development Financing Authority, EDR (North American
                                     Communications Project), VRDN, AMT, Series A1, 3.60% due 4/01/2011 (d)                 1,200

                            4,800    Pennsylvania Economic Development Financing Authority, EDR (Northeast
                                     Architectural Products), VRDN, AMT, Series B5, 3.60% due 8/01/2023 (d)                 4,800

                              130    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                     A6, 3.60% due 4/01/2007 (d)                                                              130

                              270    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                     A6, 3.60% due 8/01/2014 (d)                                                              270

                              375    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                     B8, 3.60% due 12/01/2024 (d)                                                             375

                              100    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                     C2, 3.60% due 8/01/2012 (d)                                                              100

                              200    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                     D4, 3.60% due 8/01/2011 (d)                                                              200

                            3,400    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                     D-7, 3.60% due 8/01/2022 (d)                                                           3,400

                              250    Pennsylvania Economic Development Financing Authority, EDR, VRDN, AMT, Series
                                     G5, 3.60% due 12/01/2013 (d)                                                             250

                           15,000    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                     Bonds (Merck & Co. Inc. Project), VRDN, AMT, 3.58% due 7/01/2031 (d)                  15,000

                              100    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                     Bonds (Pittsburgh Thermal Limited), VRDN, Series A1, 3.60% due 5/01/2022 (d)             100

                            6,000    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                     Bonds (Shippingport Project), VRDN, AMT, Series A, 3.56% due 12/01/2040 (d)            6,000

                            2,500    Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue
                                     Refunding Bonds, ROCS, VRDN, AMT, Series II-R-394, 3.58% due 12/01/2018 (a)(d)         2,500

                            1,000    Pennsylvania Economic Development Financing Authority Revenue Bonds (Conestoga
                                     Wood Specialists), VRDN, Series C-1, 3.67% due 3/01/2015 (d)                           1,000

                            2,665    Pennsylvania Economic Development Financing Authority Revenue Bonds (Waste Gas
                                     Fabricating Company Project), VRDN, AMT, Series C-3, 3.67% due 4/01/2020 (d)           2,665

                            3,000    Pennsylvania Economic Development Financing Authority Revenue Bonds (Westrum
                                     Harleysville II Project), VRDN, AMT, 3.57% due 12/01/2034 (d)                          3,000

                            1,900    Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                     Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series A,
                                     3.605% due 10/01/2034 (d)                                                              1,900

                            2,300    Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                     Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series B,
                                     3.77% due 10/01/2034 (d)                                                               2,300

                            1,940    Pennsylvania Energy Development Authority Revenue Bonds (B&W Ebensburg Project),
                                     VRDN, AMT, 3.54% due 12/01/2011 (d)                                                    1,940

                           14,100    Pennsylvania Housing Finance Agency, S/F Mortgage Revenue Bonds, VRDN, AMT,
                                     Series 83C, 3.42% due 10/01/2035 (d)                                                  14,100

                            6,300    Pennsylvania Housing Finance Agency, S/F Mortgage Revenue Bonds, VRDN, AMT,
                                     Series 86B, 3.57% due 4/01/2035 (d)                                                    6,300

                            4,000    Pennsylvania Housing Finance Agency, S/F Mortgage Revenue Bonds, VRDN, AMT,
                                     Series 90C, 3.42% due 4/01/2036 (d)                                                    4,000

                           12,291    Pennsylvania State, GO, FLOATS, VRDN, Series 696, 3.55% due 5/01/2018 (d)(e)          12,291

                            5,840    Pennsylvania State, GO, MERLOTS, VRDN, Series A15, 3.54% due 1/01/2017 (b)(d)          5,840

                            5,000    Pennsylvania State, GO, PUTTERS, VRDN, Series 939, 3.55% due 7/01/2012 (d)             5,000

                           16,770    Pennsylvania State, GO, Refunding, FLOATS, VRDN, Series 1193, 3.55% due
                                     7/01/2019 (b)(d)                                                                      16,770

                            1,500    Pennsylvania State, GO, Refunding, VRDN, First Series, 5.50% due 1/15/2006 (b)(d)      1,502

                            6,000    Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                                     Refunding Bonds, VRDN, AMT, Series B, 3.56% due 1/01/2017 (d)(e)                       6,000

                            7,500    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                     (Association of Independent Colleges & Universities), MPUT, Series I-3, 3.19%
                                     due 11/01/2006 (d)                                                                     7,500

                            2,000    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                                     (Association of Independent Colleges & Universities), MPUT, Series M-3, 3.20%
                                     due 11/01/2006 (d)                                                                     2,000

                            1,500    Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds (Cedar
                                     Crest College), VRDN, Series H2, 2.90% due 5/01/2006 (d)                               1,500

                              600    Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                                     Bonds (Carnegie Mellon University), VRDN, Series C, 3.51% due 11/01/2029 (d)             600

                            6,280    Pennsylvania State Public School Building Authority, School Revenue Bonds, FLOATS,
                                     VRDN, Series 958, 3.55% due 6/01/2033 (d)(e)                                           6,280

                            5,880    Pennsylvania State Public School Building Authority, School Revenue Bonds,
                                     MERLOTS, VRDN, Series A42, 2.85% due 6/01/2028 (d)(e)                                  5,880

                            9,300    Pennsylvania State Turnpike Commission, Registration Fee Revenue Refunding Bonds,
                                     VRDN, Series D, 3.51% due 7/15/2041 (d)(e)                                             9,300

                            6,000    Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds, VRDN, AMT, Series C,
                                     3.63% due 6/15/2025 (b)(d)                                                             6,000

                            4,260    Philadelphia, Pennsylvania, Authority for IDR (Comhar Inc. Project), VRDN,
                                     3.57% due 9/01/2023 (d)                                                                4,260

                            1,335    Philadelphia, Pennsylvania, Authority for IDR (Henry H. Ottens Manufacturing
                                     Project), VRDN, 3.67% due 10/01/2013 (d)                                               1,335

                            2,500    Philadelphia, Pennsylvania, Authority for IDR (Inglis House Project), CP, 2.70%
                                     due 1/03/2006                                                                          2,500

                            4,000    Philadelphia, Pennsylvania, Authority for IDR (Inglis House Project), Refunding,
                                     CP, 3.35% due 6/26/2006                                                                4,000

                            1,095    Philadelphia, Pennsylvania, Authority for IDR (Interim House West Project),
                                     VRDN, 3.62% due 9/01/2026 (d)                                                          1,095

                            1,375    Philadelphia, Pennsylvania, Authority for IDR (Lannett Company Inc. Project),
                                     VRDN, 3.67% due 5/01/2014 (d)                                                          1,375

                            2,395    Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, FLOATS, VRDN,
                                     Series 906, 3.55% due 7/01/2017 (d)(e)                                                 2,395

                            2,550    Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding Bonds
                                     (Northeastern Power Company), VRDN, AMT, Series B, 3.60% due 12/01/2022 (d)            2,550

                              800    Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding Bonds
                                     (Northeastern Power Company), VRDN, Series A, 3.55% due 12/01/2022 (d)                   800

                            2,560    Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue Refunding
                                     Bonds, MERLOTS, VRDN, Series A-18, 3.54% due 3/01/2015 (a)(d)                          2,560

                            3,065    Somerset County, Pennsylvania, IDA, Revenue Bonds (Somerset Welding and Steel),
                                     VRDN, AMT, 3.65% due 3/02/2015 (d)                                                     3,065

                            3,100    Susquehanna County, Pennsylvania, IDA, Revenue Bonds (Stabler Companies Inc.
                                     Project), VRDN, AMT, 3.62% due 12/01/2016 (d)                                          3,100

                            5,235    Upper Merion, Pennsylvania, General Authority Lease, Revenue Refunding Bonds,
                                     VRDN, 3.41% due 9/01/2016 (d)                                                          5,235

                            6,550    Upper Merion, Pennsylvania, Municipal Utility Authority, Revenue Refunding Bonds,
                                     VRDN, 3.41% due 9/01/2016 (d)                                                          6,550

                            1,500    Venango, Pennsylvania, IDA, CP, 3.19% due 2/09/2006                                    1,500

                            9,096    Venango, Pennsylvania, IDA, CP, 3.20% due 2/09/2006                                    9,096

                            3,605    Washington County, Pennsylvania, Hospital Authority Revenue Bonds (Washington
                                     Hospital Project), MPUT, 2.80% due 7/01/2006 (d)                                       3,604

                            2,000    Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation Project),
                                     VRDN, AMT, 3.65% due 11/01/2020 (d)                                                    2,000

                            2,000    Washington County, Pennsylvania, Revenue Bonds, TRAN, 4.50% due 12/29/2006             2,018

                              400    Westmoreland County, Pennsylvania, IDA, Revenue Bonds (Newcomer Products), VRDN,
                                     AMT, 3.70% due 12/01/2006 (d)                                                            400

                            2,300    York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN, AMT,
                                     3.67% due 6/01/2021 (d)                                                                2,300


Puerto Rico - 3.5%            200    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                                     Class A, 3.53% due 1/25/2016 (b)(d)                                                      200

                            4,000    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                     Revenue Refunding Bonds, MERLOTS, VRDN, Series A-11, 2.75% due 7/01/2022 (c)(d)        4,000

                            8,400    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                       8,400

                            2,400    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                       2,400

                              900    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                         900

                                     Total Investments (Cost - $500,016*) - 103.7%                                        500,016
                                     Liabilities in Excess of Other Assets - (3.7%)                                      (17,787)
                                                                                                                      -----------
                                     Net Assets - 100.0%                                                              $   482,229
                                                                                                                      ===========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e) FSA Insured.

(f) FNMA/GNMA Collateralized.

(g) Radian Insured.

(h) GNMA Collateralized.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006